Financial instruments by category - Summary of Carrying Value and Fair Value of Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 26, 2021
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	$ 540,473	$ 279,735	$ 481,327
Other assets	185,209	120,065
Derivative financial assets	9,538	0
Accounts payable and accrued liabilities	(254,030)	(191,705)
Debt	(636,059)	(494,414)
Total derivative liabilities	(19,122)	0
Level 1 | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	0
Level 1 | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	0
Level 1 | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	0
Carrying amount | Level 1
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	540,473	279,735
Term deposits	1,136	0
Restricted cash	2,085	2,052
Other receivables and deposits	21,670	14,999
Other assets	170	170
Marketable securities	100,794	54,706
Investments in debt securities	8,004	7,043
Settlement receivable	0	0
Derivative financial assets	0	0
Turkish Lira deposits	0	0
Accounts payable and accrued liabilities	(202,933)	(162,799)
Net financial assets (liabilities)	471,399	195,906
Carrying amount | Level 1 | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	0	0
Carrying amount | Level 1 | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt		0
Carrying amount | Level 1 | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt		0
Carrying amount | Level 1 | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt		0
Carrying amount | Level 1 | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Carrying amount | Level 1 | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Total derivative liabilities	0	0
Carrying amount | Level 1 | Gold collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Gold commodity swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Copper commodity swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	0	0
Carrying amount | Level 1 | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Total derivative liabilities	0	0
Carrying amount | Level 1 | Foreign currency forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	0	0
Carrying amount | Level 2
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	0	0
Term deposits	0	0
Restricted cash	0	0
Other receivables and deposits	0	0
Other assets	0	0
Marketable securities	0	0
Investments in debt securities	0	0
Settlement receivable	49,387	33,393
Derivative financial assets	5,635	3,676
Turkish Lira deposits	0	35,000
Accounts payable and accrued liabilities	0	0
Net financial assets (liabilities)	(596,256)	(426,021)
Carrying amount | Level 2 | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Debt	(498,326)	(498,090)
Carrying amount | Level 2 | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	(100,890)	0
Carrying amount | Level 2 | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	(39,209)	0
Carrying amount | Level 2 | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	(3,269)	0
Carrying amount | Level 2 | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	1,338	0
Carrying amount | Level 2 | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	1,513	0
Total derivative liabilities	(35)	0
Carrying amount | Level 2 | Gold collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(3,026)	0
Carrying amount | Level 2 | Gold commodity swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(2,966)	0
Carrying amount | Level 2 | Copper commodity swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(1,032)	0
Carrying amount | Level 2 | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	458	0
Total derivative liabilities	(12,063)	0
Carrying amount | Level 2 | Foreign currency forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	6,229	0
At fair value
Disclosure of fair value measurement of assets [line items]
Cash and cash equivalents	540,473	279,735
Term deposits	1,136	0
Restricted cash	2,085	2,052
Other receivables and deposits	21,670	14,999
Other assets	170	170
Marketable securities	100,794	54,706
Investments in debt securities	8,004	7,043
Settlement receivable	49,387	33,393
Derivative financial assets	5,635	3,676
Turkish Lira deposits	0	35,000
Accounts payable and accrued liabilities	(202,933)	(162,799)
Net financial assets (liabilities)	(98,131)	(169,425)
At fair value | Senior Notes due 2029
Disclosure of fair value measurement of assets [line items]
Derivative financial assets				$ 4,806
Debt	(471,600)	(437,400)
At fair value | Commercial Loans
Disclosure of fair value measurement of assets [line items]
Debt	(100,890)	0
At fair value | Greek Recovery and Resilience Facility (RRF)
Disclosure of fair value measurement of assets [line items]
Debt	(39,209)	0
At fair value | Revolving VAT facility
Disclosure of fair value measurement of assets [line items]
Debt	(3,269)	0
At fair value | Foreign currency collars
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	1,338	0
At fair value | Euro forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	1,513	0
Total derivative liabilities	(35)	0
At fair value | Gold collars
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(3,026)	0
At fair value | Gold commodity swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(2,966)	0
At fair value | Copper commodity swaps
Disclosure of fair value measurement of assets [line items]
Total derivative liabilities	(1,032)	0
At fair value | Interest rate swaps
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	458	0
Total derivative liabilities	(12,063)	0
At fair value | Foreign currency forward contracts
Disclosure of fair value measurement of assets [line items]
Derivative financial assets	$ 6,229	$ 0